Related Party Transactions and Balances (Details) - CAD ($)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Professional fees		$ 60,000	$ 65,000	$ 276,491
Salaries and benefits (1)	[1]	450,522	101,200	404,800
Share-based payments		1,551,850	1,471,300	768,020
Directors’ fees		102,500	70,000	70,000
Total		2,164,872	1,707,500	1,519,311
Chairman [member]
IfrsStatementLineItems [Line Items]
Deferred monthly salary payments		8,000
Amounts payable, related party transactions		$ 256,000	$ 160,000	$ 64,000

[1]	Effective May 1, 2019, the Chairman has deferred payment of his salary of $8,000 per month. The Company owes $256,000 to the Chairman as at December 31, 2021 (2020 - $160,000; 2019 - $64,000), which is recorded in accounts payable.